COMMITMENTS AND CONTINGIENCIES (Details Textual) - USD ($)		1 Months Ended							3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2014	Oct. 31, 2015	May. 31, 2015	Jan. 30, 2015	Jul. 31, 2014	Jul. 18, 2014	May. 31, 2014	Nov. 30, 2009	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Apr. 30, 2015	Jul. 31, 2013
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense											$ 9,827	$ 5,344	$ 3,719	$ 11,016
Accrued Rent																$ 1,000
Sale of Stock, Number of Shares Issued in Transaction													15,587,000
Sale Of Stock Decreased liability Owed To Purchaser													$ 52,907
Debt Instrument, Convertible, Conversion Price	$ 0.0709
Payments for Fees						$ 50,000
Debt Conversion, Original Debt, Amount						$ 50,000
Interest Expense, Debt													405,000
Stock Issued During Period, Shares, New Issues		1,500,000
Long-term Purchase Commitment, Period						24 months
Other Liabilities				$ 575,000
Debt Conversion, Converted Instrument, Shares Issued	2,183,333
Debt Conversion, Converted Instrument, Amount	$ 139,680												152,285	0
Interest Payable									$ 7,339		7,339
Conversion of Stock, Amount Converted											636,348	37,032	71,370	0
Gains (Losses) on Extinguishment of Debt, Total									$ (58,893)	$ 71,147	(58,893)	$ 34,884	$ 375,547	$ 0
Common Stock [Member]
Commitments And Contingencies [Line Items]
Debt Instrument, Convertible, Conversion Price				$ 0.0025									$ 0.0025
Debt Conversion, Converted Instrument, Shares Issued				10,000,000									10,000,000
Debt Conversion, Converted Instrument, Amount				$ 25,000									$ 25,000
Promissory Note [Member]
Commitments And Contingencies [Line Items]
Debt Instrument, Convertible, Conversion Price													$ 0.0025
Debt Conversion, Original Debt, Amount							$ 25,000
Debt Conversion, Converted Instrument, Amount				50,000
Interest Payable				1,466
Conversion of Stock, Amount Converted				25,000									$ 25,000
Gains (Losses) on Extinguishment of Debt, Total				51,466
Repayments of Notes Payable											$ 90,000
Settlement Agreement [Member] | Promissory Note [Member]
Commitments And Contingencies [Line Items]
Interest Payable							1,466
Equity Purchase Agreement [Member] | Investor [Member]
Commitments And Contingencies [Line Items]
Percentage Of Common Stock Outstanding						9.99%
Percentage Of Market Price Of Common Stock						90.00%
Long-term Purchase Commitment, Amount						$ 5,000,000
Purchaser [Member]
Commitments And Contingencies [Line Items]
Debt Instrument, Unamortized Premium				310,000
Debt Instrument, Fee Amount				$ 67,000
Purchaser [Member] | Share-based Compensation Award, Tranche One [Member]
Commitments And Contingencies [Line Items]
Stock Issued During Period, Shares, New Issues													15,587,000
Purchaser [Member] | Settlement Agreement [Member]
Commitments And Contingencies [Line Items]
Payments for Fees							$ 25,000
Percentage Of Net Proceeds From Issuance Of Common Stock					65.00%
Percentage Of Common Stock Outstanding					9.99%
Loss Contingency, Damages Sought, Value					$ 627,998
Obligated to Issue Common Stock to Purchaser					$ 50,000
Percentage of Average Closing Bid Prices					75.00%
Purchaser [Member] | Equity Purchase Agreement [Member]
Commitments And Contingencies [Line Items]
Obligated to Issue Common Stock to Purchaser													$ 1,033,000
Lease Agreements [Member]
Commitments And Contingencies [Line Items]
Payments for Fees			$ 2,200
Royalty Agreement Terms [Member]
Commitments And Contingencies [Line Items]
Operating Leases Income Statement Revenue Percentage								2.00%
License Agreement Terms [Member]
Commitments And Contingencies [Line Items]
Accrued Rent															$ 21,000
Operating Leases Income Statement Revenue Percentage								5.00%